Schedule H, Line 41 - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
WHIRLPOOL 401(k) RETIREMENT PLAN
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS
(Held at End of Year)
EIN 38-1490038 Plan #001
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Common Stock
*	Whirlpool Corporation	ER Stock Fund	**	$174,390,816
				174,390,816
	Mutual Funds
*	Vanguard	Cash Reserves Federal MM Fund Admiral Shares	**	498,428
*	Vanguard	FTSE All-World ex-US Index Fund: Inst'l Plus Shares	**	189,371,265
*	Vanguard	Growth Index Fund Inst	**	511,985,706
*	Vanguard	Value Index Fund Institutional Shares	**	192,184,063
				894,039,462
	Common/collective trust funds
*	Vanguard	Institutional 500 Index Trust C	**	324,404,374
*	Vanguard	Institutional Extended Market Index Trust C	**	192,423,743
*	Vanguard	Institutional Total Bond Market Index Trust C	**	180,925,531
*	Vanguard	Retirement Savings Trust II	**	187,936,390
*	Vanguard	Target Retirement 2020 Trust Plus	**	72,230,909
*	Vanguard	Target Retirement 2025 Trust Plus	**	103,425,169
*	Vanguard	Target Retirement 2030 Trust Plus	**	271,865,003
*	Vanguard	Target Retirement 2035 Trust Plus	**	173,956,159
*	Vanguard	Target Retirement 2040 Trust Plus	**	301,150,973
*	Vanguard	Target Retirement 2045 Trust Plus	**	192,258,583
*	Vanguard	Target Retirement 2050 Trust Plus	**	206,835,160
*	Vanguard	Target Retirement 2055 Trust Plus	**	147,691,389
*	Vanguard	Target Retirement 2060 Trust Plus	**	95,356,683
*	Vanguard	Target Retirement 2065 Trust Plus	**	30,067,771
*	Vanguard	Target Retirement 2070 Trust Plus	**	4,329,417
*	Vanguard	Target Retirement Income Trust Plus	**	38,896,757
*	Vanguard	Target Retirement Income and Growth Trust Plus	**	1,744,242
				2,525,498,253
	Brokerage Accounts
*	Vanguard	Self-Directed Brokerage Accounts	**	39,101,912

*	Participant Loans	Interest rates from 4.25% to 9.50%, maturing at various dates through 2040		44,402,840

	Total			$3,677,433,283

*Represents party-in-interest. **Investment is participant directed, therefore, historical cost is not required.